SCHEDULE OF NOTES PAYABLE (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Principal	$ 1,288,887	$ 1,207,663
Accrued Interest	20,574	42,351
Total	1,309,461	1,250,014
Note Payable 1 [Member] | SBA EIDL [Member]
Short-Term Debt [Line Items]
Principal	149,169
Accrued Interest
Total	149,169
Note Payable 2 [Member] | FVPO Funds [Member]
Short-Term Debt [Line Items]
Principal	91,758
Accrued Interest	20,574
Total	112,332
Note Payable 3 [Member] | Grand Slam [Member]
Short-Term Debt [Line Items]
Principal	434,560	464,560
Accrued Interest
Total	434,560	464,560
Note Payable 5 [Member] | FVPO Funds [Member]
Short-Term Debt [Line Items]
Principal	500,000
Accrued Interest
Total	500,000
Note Payable 6 [Member] | SBA EIDL [Member]
Short-Term Debt [Line Items]
Principal	113,400
Accrued Interest
Total	113,400
Note Payable 7 [Member] | SBA PPP [Member]
Short-Term Debt [Line Items]
Principal		30,595
Accrued Interest
Total		30,595
Note Payable 8 [Member] | SBA [Member]
Short-Term Debt [Line Items]
Principal		263,300
Accrued Interest
Total		263,300
Note Payable 9 [Member] | Feenix Payment Systems [Member]
Short-Term Debt [Line Items]
Principal		200,000
Accrued Interest		24,359
Total		200,000
Note Payable 10 [Member] | Feenix Payment Systems [Member]
Short-Term Debt [Line Items]
Principal		169,208
Accrued Interest		17,992
Total		169,208
Note Payable 12 [Member] | Amigh LLC [Member]
Short-Term Debt [Line Items]
Principal		80,000
Accrued Interest
Total		$ 80,000